Feb. 28, 2019
Brown Advisory Strategic Bond Fund
Brown Advisory Strategic Bond Fund
BROWN ADVISORY FUNDS

Brown Advisory Strategic Bond Fund

(each, a “Fund”)

Supplement dated February 28, 2019

to the Summary Prospectuses and Prospectus dated October 31, 2018

This supplement serves as notification of the following changes:

At a recent meeting of the Board of Trustees (the “Board”) of Brown Advisory Funds, based on the recommendation of Brown Advisory LLC, the investment adviser to the Funds (the “Adviser”), the Board approved certain changes relating to the Funds, as described below:

2. Change in the Primary Benchmark Index for the Brown Advisory Strategic Bond Fund

Effective immediately, the primary benchmark index for the Brown Advisory Strategic Bond Fund has been changed to the Bank of America Merrill Lynch 0-3 Month U.S. Treasury Bill Index, and the Fund’s former primary benchmark index, the Bloomberg Barclays Intermediate US Aggregate Bond Index, will now be used as the Fund’s secondary benchmark index.  The Adviser has determined that the Bank of America Merrill Lynch 0-3 Month U.S. Treasury Bill Index better reflects the Fund’s investment strategy.

Investors should retain this supplement for future reference